UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     November 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $3,886,816 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      526   157900 SH  CALL SHARED  1                   0   157900        0
AMERICAN INTL GROUP INC        COM              026874107      830   249100 SH  CALL SOLE                   249100        0        0
AMERICAN INTL GROUP INC        COM              026874107    42741 12835078 SH       SHARED  1                   0 12835078        0
AMERICAN INTL GROUP INC        COM              026874107    67444 20253490 SH       SOLE                 20253490        0        0
BARNES & NOBLE INC             COM              067774109    75516  2895551 SH       SHARED  1                   0  2895551        0
BARNES & NOBLE INC             COM              067774109    95059  3644900 SH       SOLE                  3644900        0        0
BORDERS GROUP INC              COM              099709107    34511  5260788 SH       SOLE                  5260788        0        0
BORDERS GROUP INC              COM              099709107    35011  5337092 SH       SHARED  1                   0  5337092        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   227297  8583705 SH       SHARED  1                   0  8583705        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   358677 13545205 SH       SOLE                 13545205        0        0
E M C CORP MASS                COM              268648102   429111 35878871 SH       SOLE                 35878871        0        0
E M C CORP MASS                COM              268648102   271933 22736860 SH       SHARED  1                   0 22736860        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     3439   149579 SH       SOLE                   149579        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2309   100421 SH       SHARED  1                   0   100421        0
LONGS DRUG STORES CORP         COM              543162101   120911  1598511 SH       SHARED  1                   0  1598511        0
LONGS DRUG STORES CORP         COM              543162101   116421  1539148 SH       SOLE                  1539148        0        0
MASTERCARD INC                 CL A             57636Q104    39172   220900 SH       SHARED  1                   0   220900        0
MASTERCARD INC                 CL A             57636Q104    61892   349024 SH       SOLE                   349024        0        0
SEARS HLDGS CORP               COM              812350106    28682   306761 SH       SOLE                   306761        0        0
SEARS HLDGS CORP               COM              812350106    18161   194239 SH       SHARED  1                   0   194239        0
TARGET CORP                    COM              87612E106    62907  1282500 SH  CALL SOLE                  1282500        0        0
TARGET CORP                    COM              87612E106   411125  8381745 SH       SHARED  2                   0  8381745        0
TARGET CORP                    COM              87612E106    35821   730300 SH  CALL SHARED  1                   0   730300        0
TARGET CORP                    COM              87612E106   550685 11227004 SH       SOLE                 11227004        0        0
VISA INC                       COM CL A         92826C839    64325  1047816 SH       SHARED  1                   0  1047816        0
VISA INC                       COM CL A         92826C839   101650  1655802 SH       SOLE                  1655802        0        0
WACHOVIA CORP NEW              COM              929903102   130992 37426366 SH       SHARED  1                   0 37426366        0
WACHOVIA CORP NEW              COM              929903102   207108 59173609 SH       SOLE                 59173609        0        0
WENDYS/ARBYS GROUP INC A       COM              950587105   113505 21578936 SH       SHARED  1                   0 21578936        0
WENDYS/ARBYS GROUP INC A       COM              950587105   179055 34040812 SH       SOLE                 34040812        0        0